Contribution Agreement (Tables)	12 Months Ended
Dec. 31, 2023
Contribution Agreement [Abstract]
Schedule of Consideration Given and Charged to Acquisition Expense	The fair value of all the consideration given and charged to acquisition expense was comprised of
Fair value of common stock at share exchange date	$3,216,649

Identifiable assets acquired at September 20, 2021
Cash	1,219,855
VAT receivable	12,497
Accounts payable	(35,443)
$1,196,910

Unidentified assets acquired
Acquisition expense	$2,019,739

Total net identifiable assets and transaction costs	$3,216,649